Investments - Schedule of Investment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment [Line Items]
Balance		$ 6,131,941	$ 6,669,655
Disposal			(353,062)
Additions		13,897,189
Transfer from the investment in subsidiary to equity investment		2,670,219
Share of gain in equity method investee		94,183	4,832
Foreign exchange translation		(403,992)	(189,484)
Balance		22,389,540	6,131,941	6,669,655
Equity investments accounted for using the equity method [Member]
Schedule of Investment [Line Items]
Balance	[1]	5,638,976	5,799,737
Disposal	[1]
Additions	[1]	13,897,189
Transfer from the investment in subsidiary to equity investment	[1]	2,670,219
Share of gain in equity method investee	[1]	94,183	4,832
Foreign exchange translation	[1]	(390,525)	(165,593)
Balance	[1]	21,910,042	5,638,976	5,799,737
Equity investments without readily determinable fair values [Member]
Schedule of Investment [Line Items]
Balance	[2]	492,965	869,918
Disposal	[2]		(353,062)
Additions	[2]
Transfer from the investment in subsidiary to equity investment	[2]
Share of gain in equity method investee	[2]
Foreign exchange translation	[2]	(13,467)	(23,891)
Balance	[2]	$ 479,498	$ 492,965	$ 869,918

[1]	Equity investments accounted for using equity method
[2]	Equity investments without readily determinable fair value